CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 14,949	$ 20,814
Restricted cash	380	422
Trade receivables, net	14,263	13,382
Contract assets (Note 5)	1,396	899
Other accounts receivable and prepaid expenses	1,554	506
Inventories (Note 6)	16,065	11,244
Current assets related to discontinued operations (Note 1b)		1,524
Total current assets	48,607	48,791
NON CURRENT ASSETS:
Long-term receivable and other deposits	77	79
Property, plant and equipment, net (Note 7)	5,188	4,632
Operating lease right-of-use asset (Note 4)	1,904
Total non-current assets	7,169	4,711
Total assets	55,776	53,502
CURRENT LIABILITIES:
Trade payables	5,685	5,650
Other accounts payable and accrued expenses	3,685	3,842
Advances from customers (Note 5)	867	727
Contract liabilities (Note 5)	554	366
Operating lease short-term liabilities (Note 4)	882
Current liabilities related to discontinued operations (Note 1b)		366
Total current liabilities	11,673	10,951
LONG-TERM LIABILITIES:
Accrued severance pay and other long-term liabilities	740	690
Operating lease long-term liabilities (Note 4)	1,022
Total long-term liabilities	1,762	690
SHAREHOLDERS EQUITY:
Share capital (Note 10) - Ordinary shares of NIS 0.03 par value - Authorized: 100,000,000 shares at June 30, 2019 and December 31, 2018; Issued and outstanding: 38,067,024 at June 30, 2019 and 37,516,891 at December 31, 2018.	390	386
Additional paid-in capital	120,622	118,568
Accumulated other comprehensive income		220
Accumulated deficit	(78,010)	(76,961)
Total RADA shareholders' equity	43,002	42,213
Non-controlling interest	(661)	(352)
Total shareholders' equity	42,341	41,861
Total liabilities and shareholders' equity	$ 55,776	$ 53,502